Average Annual Total Returns (Financial Services Trust)	12 Months Ended
May 01, 2011
S&P 500 Index
Average Annual Return:
One Year	15.06%
Five Year	2.29%
Since Inception	2.00%
Date of Inception	Apr. 30, 2001
Lipper Financial Services Index
Average Annual Return:
One Year	13.04%
Five Year	(6.93%)
Since Inception	(0.31%)
Date of Inception	Apr. 30, 2001
Series I, Financial Services Trust
Average Annual Return:
One Year	12.25%
Five Year	0.16%
Since Inception	2.31%
Date of Inception	Apr. 30, 2001
Series II, Financial Services Trust
Average Annual Return:
One Year	12.00%
Five Year	(0.06%)
Since Inception	2.12%
Date of Inception	Jan. 28, 2002
Series NAV, Financial Services Trust
Average Annual Return:
One Year	12.22%
Five Year	0.20%
Since Inception	2.33%
Date of Inception	Apr. 29, 2005